Statements of Cash Flows (unaudited) - USD ($)	4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	Jul. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016	Oct. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income		$ (84,176)	$ (79,822)	$ (94,040)	$ (197,311)
Adjustments to reconcile net loss to cash (used in) provided by operating activities
Common stock issued for services			35,000
Depreciation
Stock based compensation					31,000
Changes in operating assets and liabilities
(Increase) Decrease in accounts receivable		(80,465)	(22,239)	(8,250)
(Increase) Decrease in related party accounts receivable		(1,309)	(16,355)	(65,910)
(Increase) Decrease in inventory			(20,404)	23,812
Increase (Decrease) in accounts payable		28,140	28,782	19,902	16,249
Cash provided by (used in) operating activities		(48,343)	(75,038)	(124,485)	(150,062)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of related party note payable				(125)
Proceeds received from related party note payable				5,000	50
Bank line of credit				36,000
Repayment of line of credit				(2,293)
Note payable				100,000
Repayment of note payable				(435)
Sale of common stock for cash			30,000
Cash received from sale of common stock and warrants					237,500
Cash flows provided by financing activities			30,000	138,147	237,550
Net change in cash		(48,343)	(45,038)	13,662	87,438
Cash at beginning of period	$ 87,488	51,547	51,547	6,509
Cash at end of period	51,547	3,204	6,509	20,171	87,488	$ 87,488
Cash paid during the year for:
Interest				3,436
Income taxes
Non-cash financing and investing activities
Forgiveness of related party loan payable					50
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(66,941)					2,149
Adjustments to reconcile net loss to cash (used in) provided by operating activities
Common stock issued for services
Depreciation	4,639					13,914
Changes in operating assets and liabilities
(Increase) Decrease in accounts receivable	14,580					1,885
(Increase) Decrease in related party accounts receivable	177					(1,320)
(Increase) Decrease in inventory
Increase (Decrease) in accounts payable	29,592					(11,889)
Cash provided by (used in) operating activities	(17,953)					4,739
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of related party note payable	(34,587)					(72,135)
Proceeds received from related party note payable	2,250					109,022
Bank line of credit
Repayment of line of credit
Note payable
Repayment of note payable	(2,839)					(8,252)
Sale of common stock for cash
Cash flows provided by financing activities	(35,176)					28,635
Net change in cash	(53,129)					33,374
Cash at beginning of period	55,456	$ 2,327	$ 2,327			22,082
Cash at end of period	2,327				$ 55,456	55,456
Cash paid during the year for:
Interest	2,856					8,558
Income taxes